Segment Reporting	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

17. SEGMENT REPORTING

In 2024, the Group acquired interests in three companies in the United States. Because of the acquisition, the Group operated and reviewed its performance in two segments for the six months ended June 30, 2024 and 2025: (i) PRC and Hong Kong, and (ii) U.S.A. Furthermore, the Group’s chief operating decision maker evaluates performance based on each reportable segment’s revenues, costs, gross profit.

The following table presents selected financial information relating to the Group’s segments for the six months ended June 30, 2025:

	PRC & HK	USA	Corporate and Unallocated	Elimination	Consolidated	Consolidated
	RMB	RMB	RMB	RMB	RMB	US$
Freight forwarding services	157,747,090	4,087,698	-	(3,914,698)	157,920,090	22,060,192
Supply chain management	120,337,503	-	-	(66,315)	120,271,188	16,800,937
Other value-added services	2,437,027	-	-	-	2,437,027	340,433
Total revenues	280,521,620	4,087,698	-	(3,981,013)	280,628,305	39,201,562
Cost of revenues	(256,098,146)	(4,072,865)	-	3,915,873	(256,255,138)	(35,796,823)
Gross profit/(loss)	24,423,474	14,833	-	(65,140)	24,373,167	3,404,739
Operating expenses:
General and administrative expenses	(9,071,298)	(613,849)	(6,101,194)	67,387	(15,718,954)	(2,195,814)
Selling expenses	(9,082,773)	-	-	-	(9,082,773)	(1,268,792)
Provision for doubtful accounts, net	3,407,089	(124,628)	-	-	3,282,461	458,534
Lease termination gain	107,025	-	-	-	107,025	14,951
Research and development expenses	(625,657)	-	-	-	(625,657)	(87,399)
Total operating expenses	(15,265,614)	(738,477)	(6,101,194)	67,387	(22,037,898)	(3,078,520)
Operating profit /(loss)	9,157,860	(723,644)	(6,101,194)	2,247	2,335,269	326,219

Other income/(expenses):
Other income, net	527,424	-	-	-	527,424	73,677
Foreign exchange loss, net	(19,033)	(1,996)	(688,025)	(713,727)	(1,422,781)	(198,751)
Interest income (expenses), net	122,141	(1,275)	(19,688)	-	101,178	14,134
Total other income / (expenses), net	630,532	(3,271)	(707,713)	(713,727)	(794,179)	(110,940)
Income / (loss) before income tax expense	9,788,392	(726,915)	(6,808,907)	(711,480)	1,541,090	215,279
Share of income of equity method investees, net of tax of nil	-	180,815	-	-	180,815	25,258

Segment assets	170,649,992	15,457,513	3,296,320	-	189,403,825	26,458,220

The following table presents selected financial information relating to the Group’s segments for the six months ended June 30, 2024:

	PRC & HK	USA	Corporate and Unallocated	Elimination	Consolidated
	RMB	RMB	RMB	RMB	RMB
Freight forwarding services	163,095,779	3,104,500	-	(2,856,405)	163,343,874
Supply chain management	105,500,404	-	-	-	105,500,404
Other value-added services	1,763,231	-	-	-	1,763,231
Total revenues	270,359,414	3,104,500	-	(2,856,405)	270,607,509
Cost of revenues	(273,774,502)	(2,512,274)	-	2,967,200	(273,319,576)
Gross (loss) /profit	(3,415,088)	592,226	-	110,795	(2,712,067)
Operating expenses:
General and administrative expenses	(8,850,059)	(570,746)	(2,424,171)	-	(11,844,976)
Selling expenses	(3,850,752)		-	-	(3,850,752)
Provision for doubtful accounts, net	1,843,490	(2,615)	-	-	1,840,875
Impairment charges on long-lived assets	(963,867)	-	-	-	(963,867)
Lease termination loss	(310,673)	-	-	-	(310,673)
Research and development expenses	(502,278)	-	-	-	(502,278)
Total operating expenses	(12,634,139)	(573,361)	(2,424,171)	-	(15,631,671)
Operating (loss) /profit	(16,049,227)	18,865	(2,424,171)	110,795	(18,343,738)

Other income/(expenses):
Other income, net	80,754	(6,272)	-	-	74,482
Foreign exchange loss, net	(1,721,464)	-	-	1,256,674	(464,790)
Interest expenses, net	(1,219,232)	(3,215)	(30,034)	-	(1,252,481)
Total other (expenses) / income, net	(2,859,942)	(9,487)	(30,034)	1,256,674	(1,642,789)
(Loss) / Income before income tax expense	(18,909,169)	9,378	(2,454,205)	1,367,469	(19,986,527)

Segment assets	91,903,596	1,136,702	310,450	-	93,350,748